Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [Line Items]
Share capital	¥ 183,021	¥ 183,021	[1]
A shares [member]
Disclosure of classes of share capital [Line Items]
Share capital	161,922	161,922
H shares [member]
Disclosure of classes of share capital [Line Items]
Share capital	¥ 21,099	¥ 21,099

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).